UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	May 31, 2010

Date of reporting period:	February 28, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund*

Portfolio of Investments • February 28, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Australia (2.5%)
	Information Technology Services
316,053	Computershare Ltd.	$3,299,831

	Bermuda (8.5%)
	Distributors
874,040	Li & Fung Ltd. (a)	4,064,962

	Food Products
826,000	China Yurun Food Group Ltd. (a)	2,458,159

	Insurance
99,684	Axis Capital Holdings Ltd.	3,135,062

	Specialty Retail
214,155	Esprit Holdings Ltd. (a)	1,527,090
	Total Bermuda	11,185,273

	Brazil (1.0%)
	Information Technology Services
172,600	Companhia Brasileira de Meios de Pagamento	1,344,774

	China (1.2%)
	Oil, Gas & Consumable Fuels
376,500	China Shenhua Energy Co., Ltd. (a)	1,620,054

	Finland (1.4%)
	Electrical Equipment
48,747	Vacon PLC	1,851,908

	France (4.2%)
	Hotels, Restaurants & Leisure
51,704	Sodexo	3,068,165

	Pharmaceuticals
47,152	Ipsen SA	2,394,197
	Total France	5,462,362

	Germany (8.2%)
	Health Care Providers & Services
85,497	Fresenius Medical Care AG & Co. KGAA	4,464,610

	Information Technology Services
240,420	Wirecard AG	2,890,998

	Internet Software & Services
217,800	United Internet AG (b)	3,369,020
	Total Germany	10,724,628

	Ireland (2.0%)
	Life Sciences Tools & Services
108,300	Icon PLC (ADR) (b)	2,550,465

	Israel (4.3%)
	Food Products
132,104	Strauss Group Ltd.	1,938,388

	Pharmaceuticals
60,500	Teva Pharmaceutical Industries Ltd. (ADR)	3,630,605
	Total Israel	5,568,993

	Japan (6.1%)
	Food Products
65,100	Unicharm Petcare Corp.	2,095,627

	Life Sciences Tools & Services
553	EPS Co., Ltd.	2,250,093

	Real Estate Management & Development
75,200	Daito Trust Construction Co., Ltd.	3,677,686
	Total Japan	8,023,406

	Mexico (1.7%)
	Beverages
50,800	Fomento Economico Mexicano S.A.B. de C.V. (ADR) (Units) (c)	2,174,240

	Netherlands (1.9%)
	Life Sciences Tools & Services
115,600	QIAGEN NV (b)	$2,521,236

	South Africa (1.8%)
	Pharmaceuticals
254,249	Aspen Pharmacare Holdings Ltd. (b)	2,337,539

	South Korea (2.1%)
	Internet Software & Services
17,777	NHN Corp. (b)	2,774,064

	Spain (3.8%)
	Commercial Banks
221,337	Banco Santander SA	2,877,925

	Diversified Telecommunication Services
90,174	Telefonica SA	2,117,444
	Total Spain	4,995,369

	Thailand (1.6%)
	Commercial Banks
807,400	Kasikornbank PCL - NVDR	2,112,206

	United Kingdom (13.7%)
	Beverages
127,125	SABMiller PLC	3,334,070

	Capital Markets
507,640	Man Group PLC	1,739,299

	Commercial Banks
110,670	Standard Chartered PLC	2,635,884

	Internet Software & Services
571,800	Telecity Group PLC (b)	3,252,133

	Pharmaceuticals
130,915	Shire PLC	2,808,658

	Professional Services
210,028	Intertek Group PLC	4,105,637
	Total United Kingdom	17,875,681

	United States (32.6%)
	Beverages
56,300	PepsiCo, Inc.	3,517,061

	Biotechnology
57,700	Gilead Sciences, Inc. (b)	2,747,097

	Chemicals
25,900	Monsanto Co.	1,829,835

	Commercial Services & Supplies
69,700	Corrections Corp. of America (REIT) (b)	1,491,580
221,300	EnergySolutions, Inc.	1,345,504
		2,837,084

	Computers & Peripherals
22,211	Apple, Inc. (b)	4,544,815

	Electrical Equipment
10,500	First Solar, Inc. (b)	1,111,950

	Electronic Equipment, Instruments & Components
79,100	Amphenol Corp. (Class A)	3,294,515

	Food Products
307,700	Smart Balance, Inc. (b)	1,541,577

	Health Care Equipment & Supplies
42,600	C.R. Bard, Inc.	3,569,028
50,600	St Jude Medical, Inc. (b)	1,933,932
35,000	West Pharmaceutical Services, Inc.	1,363,250
		6,866,210

	Insurance
67,600	Prudential Financial, Inc.	$3,542,916

	Life Sciences Tools & Services
67,500	Thermo Fisher Scientific, Inc. (b)	3,291,975

	Professional Services
55,900	FTI Consulting, Inc. (b)	2,053,766

	Specialty Retail
99,200	Staples, Inc.	2,555,392

	Wireless Telecommunication Services
77,800	NII Holdings, Inc. (b)	2,911,276

	Total United States	42,645,469

	Total Common Stocks (Cost $122,066,417)	129,067,498

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (d) (1.1%)
	Investment Company
1,396	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,395,886)		1,395,886

	Total Investments (Cost $123,462,303) (e)(f)	99.7%	130,463,384
	Other Assets in Excess of Liabilities	0.3	383,943
	Net Assets	100.0%	$130,847,327

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	Security trades on a Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with forward foreign currency contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at February 28, 2010:

	CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
GBP	942,488	$1,451,018	03/01/2010	$13,905

Currency Abbreviations:

GBP        British Pound.

Morgan Stanley Global Advantage Fund

Summary of Investments • February 28, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	$11,170,999		8.6%
Life Sciences Tools & Services	10,613,769		8.1
Internet Software & Services	9,395,217		7.2
Beverages	9,025,371		6.9
Food Products	8,033,751		6.2
Commercial Banks	7,626,015		5.9
Information Technology Services	7,535,603		5.8
Health Care Equipment & Supplies	6,866,210		5.3
Insurance	6,677,978		5.1
Professional Services	6,159,403		4.7
Computers & Peripherals	4,544,815		3.5
Health Care Providers & Services	4,464,610		3.4
Specialty Retail	4,082,482		3.1
Distributors	4,064,962		3.1
Real Estate Management & Development	3,677,686		2.8
Electronic Equipment, Instruments & Components	3,294,515		2.5
Hotels, Restaurants & Leisure	3,068,165		2.4
Electrical Equipment	2,963,858		2.3
Wireless Telecommunication Services	2,911,276		2.2
Commercial Services & Supplies	2,837,084		2.2
Biotechnology	2,747,097		2.1
Diversified Telecommunication Services	2,117,444		1.6
Chemicals	1,829,835		1.4
Capital Markets	1,739,299		1.3
Oil, Gas & Consumable Fuels	1,620,054		1.2
Investment Company	1,395,886		1.1
	$130,463,384	+	100.0%

+  Does not include open forward foreign currency contract with total  unrealized appreciation of $13,905.

Morgan Stanley Global Advantage Fund *

Notes to the Portfolio of Investments • February 28, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Beverages	$9,025,371	$9,025,371	—	—
Biotechnology	2,747,097	2,747,097	—	—
Capital Markets	1,739,299	1,739,299	—	—
Chemicals	1,829,835	1,829,835	—	—
Commercial Banks	7,626,015	7,626,015	—	—
Commercial Services & Supplies	2,837,084	2,837,084	—	—
Computers & Peripherals	4,544,815	4,544,815	—	—
Distributors	4,064,962	4,064,962	—	—
Diversified Telecommunication Services	2,117,444	2,117,444	—	—
Electrical Equipment	2,963,858	2,963,858	—	—
Electronic Equipment, Instruments & Components	3,294,515	3,294,515	—	—
Food Products	8,033,751	8,033,751	—	—
Health Care Equipment & Supplies	6,866,210	6,866,210	—	—
Health Care Providers & Services	4,464,610	4,464,610	—	—
Hotels, Restaurants & Leisure	3,068,165	3,068,165	—	—
Information Technology Services	7,535,603	7,535,603	—	—
Insurance	6,677,978	6,677,978	—	—
Internet Software & Services	9,395,217	9,395,217	—	—
Life Sciences Tools & Services	10,613,769	10,613,769	—	—
Oil, Gas & Consumable Fuels	1,620,054	1,620,054	—	—
Pharmaceuticals	11,170,999	11,170,999	—	—
Professional Services	6,159,403	6,159,403	—	—
Real Estate Management & Development	3,677,686	3,677,686	—	—
Specialty Retail	4,082,482	4,082,482	—	—
Wireless Telecommunication Services	2,911,276	2,911,276	—	—
Total Common Stocks	129,067,498	129,067,498	—	—
Short-Term Investment - Investment Company	1,395,886	1,395,886	—	—
Forward Foreign Currency Contracts	13,905	—	$13,905	—
Total	$130,477,289	$130,463,384	$13,905	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*  Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”).  Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”).  Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust.  The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 15, 2010